Annual Total Returns [BarChart] - Tax Exempt Long-Term Fund - Class Z	Feb. 05, 2021
Bar Chart Table:
2011	12.49%
2012	9.80%
2013	(2.78%)
2014	10.54%
2015	3.32%
2016	0.63%
2017	5.80%
2018	0.81%
2019	7.48%
2020	5.17%